Cover	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56305
Entity Registrant Name	ENTREPRENEUR UNIVERSE BRIGHT GROUP
Entity Central Index Key	0001171326
Entity Tax Identification Number	90-1734867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 907
Entity Address, Address Line Two	Saigao City Plaza Building 2
Entity Address, Address Line Three	No. 170, Weiyang Road
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Local Phone Number	+86-029-86100263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false